Consolidated Statements of Financial Position ₸ in Millions, TJS in Millions, $ in Millions	Dec. 31, 2025 KZT (₸)	Dec. 31, 2024 KZT (₸)
ASSETS:
Cash and cash equivalents	₸ 903,143	₸ 619,470
Mandatory cash balances with National Bank of the Republic of Kazakhstan	305,126	57,307
Due from banks	51,951	37,908
Investment securities and derivatives	1,179,819	1,506,831
Loans to customers	7,172,162	5,746,600
Property, equipment and intangible assets	714,361	269,289
Goodwill	447,128	17,438
Inventory	124,522	16,164
Other assets	183,536	106,094
TOTAL ASSETS	11,081,748	8,377,101
LIABILITIES
Due to banks	16,183	24,474
Customer accounts	7,531,286	6,561,950
Debt securities issued	331,992	51,050
Subordinated debt	161	62,416
Trade liabilities	346,401	22,454
Other liabilities	254,148	81,896
TOTAL LIABILITIES	8,480,171	6,804,240
Equity [abstract]
Issued capital	130,144	130,144
Treasury shares	(169,985)	(151,521)
Additional paid-in capital	506	506
Revaluation reserve/(deficit) of financial assets and other reserves	(40,545)	41,026
Share-based compensation reserve	27,938	31,774
Retained earnings	2,543,785	1,465,295
Total equity attributable to Shareholders of the Company	2,491,843	1,517,224
Non-controlling interests	109,734	55,637
TOTAL EQUITY	₸ 2,601,577	₸ 1,572,861